CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Total net income (loss)	$ 3,782	$ 3,299
Change in unrealized foreign currency translation gains (losses):
Unrealized gains (losses)	(899)	1,346
Change in unrealized gains (losses) on investments at fair value through other comprehensive income
Unrealized gains (losses)	230	166
Reclassifications to net income (loss) and provision for credit losses recognized into income	25	(62)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(11)	111
Reclassifications to net income (loss)	8	(106)
Share of other comprehensive income (loss) in joint ventures and associates:
Unrealized gains (losses)	(203)	196
Reclassifications to net income (loss)	0	5
Total items that may be reclassified subsequently to income	(850)	1,656
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	19	19
Share of other comprehensive income (loss) in joint ventures and associates	8	(7)
Revaluation of property, plant and equipment	0	1
Total items that will not be reclassified subsequently to income	27	13
Total other comprehensive income (loss), net of taxes	(823)	1,669
Total comprehensive income (loss)	2,959	4,968
Less: Comprehensive income (loss) allocated to the participating account	200	39
Non-controlling interests' comprehensive income (loss)	37	138
Shareholders’ comprehensive income (loss)	2,722	4,791
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses)	0	(2)
Unrealized gains (losses) on investments at fair value through other comprehensive income	(47)	(44)
Reclassifications to net income (loss) and provision for credit losses recognized into income on investments at fair value through other comprehensive income	(3)	14
Unrealized gains (losses) on cash flow hedges	(4)	(15)
Reclassifications to net income (loss) for cash flow hedges	5	11
Total items that may be reclassified subsequently to income	(49)	(36)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(4)	(7)
Total items that will not be reclassified subsequently to income	(4)	(7)
Total income tax benefit (expense) included in other comprehensive income (loss)	$ (53)	$ (43)